UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-08249
                                    --------------------------

               Principal International Emerging Markets Fund, Inc.
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(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
              PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                        Shares
                                                         Held                 Value
--------------------------------------------------------------------------------------
COMMON STOCKS (89.44%)
AIRLINES (0.47%)
                                                                           $
 Thai Airways International /1/                         142,918                181,588
AUTO-CARS & LIGHT TRUCKS (1.01%)
 Kia Motors                                              49,900                388,277
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.93%)
 Cemex                                                   27,530                775,795
 Grasim Industries                                       16,727                353,783
                                                                             1,129,578
BUILDING-HEAVY CONSTRUCTION (0.52%)
 IJM                                                    159,956                198,682
BUILDING-RESIDENTIAL & COMMERCIAL (0.87%)
 Hyundai Development                                     36,680                334,025
CELLULAR TELECOMMUNICATIONS (7.32%)
 Advanced Info Service Public
  /1/                                                   190,209                441,918
 America Telecom /2/                                    541,449              1,062,595
 Far EasTone Telecommunications
  /2/                                                   417,000                412,216
 Maxis Communications                                   222,196                514,559
 Vimpel Communications /2/                                4,416                386,179
                                                                             2,817,467
COAL (0.60%)
 Yanzhou Coal Mining /3/                                192,132                232,780
COMMERCIAL BANKS (12.38%)
 Akbank                                              77,066,458                317,881
 Bank Danamon                                           545,598                191,123
 Bank Leumi Le-Israel                                   191,336                381,740
 Bank of Baroda                                          58,896                206,438
 Bank Rakyat /2/                                      1,081,042                204,138
 Chinatrust Financial Holding                           275,000                280,744
 CorpBanca /1/ /4/                                        8,194                197,815
 Credicorp                                               16,162                204,934
 Daegu Bank                                              51,780                274,507
 Hana Bank                                               16,560                314,350
 Hansabank                                               28,908                239,450
 Krung Thai Bank /1/                                    744,803                157,721
 Malayan Banking Berhad                                 115,488                325,190
 OTP Bank                                                12,687                261,761
 Standard Bank Investment                               133,866                916,290
 Turkiye Garanti Bankasi /2/                         93,287,280                289,386
                                                                             4,763,468
COMPUTERS-PERIPHERAL EQUIPMENT (1.40%)
 Benq                                                   170,000                183,054
 Lite-On Technology                                     370,000                357,046
                                                                               540,100
COSMETICS & TOILETRIES (0.63%)
 Natura Cosmeticos /2/                                   14,083                241,982
DIVERSIFIED FINANCIAL SERVICES (0.86%)
 Shinhan Financial Group                                 22,694                330,853
DIVERSIFIED MINERALS (2.62%)
 Anglo American                                          38,094                809,593
 Antofagasta                                             11,003                200,284
                                                                             1,009,877

                                                         Shares
                                                          Held                 Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (1.93%)
                                                                           $
 Barloworld                                              27,942                305,880
 China Merchants Holdings
  International                                         174,266                244,647
 Citic Pacific                                           79,980                193,289
                                                                               743,816
ELECTRIC PRODUCTS-MISCELLANEOUS (0.50%)
 LG Electronics                                           3,022                125,841
 Moatech                                                 13,751                 67,374
                                                                               193,215
ELECTRIC-GENERATION (1.50%)
 Huaneng Power International                            460,000                368,597
 Ratchaburi Electricity
  Generating Holding /1/                                217,200                210,261
                                                                               578,858
ELECTRONIC COMPONENTS-MISCELLANEOUS (7.57%)
 AU Optronics                                           280,770                327,111
 Samsung Electronics                                      6,230              2,221,385
 Samsung SDI                                              3,880                363,283
                                                                             2,911,779
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.39%)
 Hynix Semiconductor /2/                                 19,450                149,679
FINANCE-CONSUMER LOANS (1.38%)
 African Bank Investments                               286,044                529,415
FOOD-MISCELLANEOUS/DIVERSIFIED (1.24%)
 Global Bio-Chem Technology
  Group /3/                                             354,371                274,870
 Global Bio-Chem Technology
  Group - warrants /2/                                   44,296                  3,805
 Tiger Brands                                            14,070                197,552
                                                                               476,227
FOOD-RETAIL (0.85%)
 Cencosud /2/ /4/                                         7,832                149,126
 Shoprite Holdings                                      119,317                179,332
                                                                               328,458
GAS-DISTRIBUTION (2.10%)
 Gail India                                              62,186                262,757
 OAO Gazprom                                             18,292                544,187
                                                                               806,944
IMPORT & EXPORT (0.68%)
 Testrite International                                 502,000                262,889
INTERNET SECURITY (1.03%)
 Check Point Software
  Technologies /2/                                       19,930                396,408
LIFE & HEALTH INSURANCE (0.52%)
 New Africa Capital                                     169,761                201,790
MEDICAL-GENERIC DRUGS (0.44%)
 Zentiva /2/                                              8,460                167,743
METAL-ALUMINUM (0.44%)
 National Aluminium                                      53,500                169,181
NON-FERROUS METALS (1.07%)
 Grupo Mexico /2/                                       122,358                410,576
OIL COMPANY-EXPLORATION & PRODUCTION (1.14%)
 PTT Public /1/                                         118,316                438,101

                                                        Shares
                                                         Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (9.40%)
                                                                           $
 China Petroleum & Chemical                           1,455,986                569,339
 MOL Magyar Olaj-es Gazipari                              5,997                247,230
 PetroChina /3/                                       1,134,992                563,869
 Petroleo Brasileiro                                     39,823              1,126,194
 Sasol                                                   51,026                844,667
 Surgutneftegaz                                           7,900                266,230
                                                                             3,617,529
OIL REFINING & MARKETING (1.12%)
 Polski Koncern Naftowy Orlen                            52,520                429,830
OIL-FIELD SERVICES (0.78%)
 Tenaris                                                  8,496                302,118
PETROCHEMICALS (1.84%)
 Honam Petrochemical                                     15,610                559,264
 LG Chemical                                              4,438                147,807
                                                                               707,071
REAL ESTATE OPERATOR & DEVELOPER (1.51%)
 Consorcio ARA /2/                                       70,120                190,444
 Desarrolladora Homex /2/                                 6,051                107,647
 IOI Properties                                          42,364                 83,613
 IRSA Inversiones y
  Representaciones /2/                                   29,547                197,965
                                                                               579,669
RETAIL-APPAREL & SHOE (1.34%)
 Edgars Consolidated Stores                              20,301                516,311
RETAIL-AUTOMOBILE (0.49%)
 Astra International                                    311,427                189,209
RETAIL-DISCOUNT (0.61%)
 Siam Makro /1/                                         199,560                236,652
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.38%)
 Taiwan Semiconductor
  Manufacturing                                         545,097                687,987
 Winbond Electronics /2/                                549,000                226,125
                                                                               914,112
SHIP BUILDING (0.79%)
 Samsung Heavy Industries                                65,950                302,259
STEEL PRODUCERS (2.66%)
 Cherepovets MK Severstal /1/
  /2/                                                     5,588                154,737
 Iscor                                                   59,666                359,852
 POSCO                                                   14,079                510,786
                                                                             1,025,375
TELECOMMUNICATION SERVICES (5.13%)
 China Telecom                                          698,204                232,739
 Indonesian Satellite                                 1,057,176                477,378
 Mahanagar Telephone Nigam                              135,195                377,672
 SK Telecom                                              38,791                685,049
 Telekom Malaysia                                        74,100                200,850
                                                                             1,973,688
TELEPHONE-INTEGRATED (2.80%)
 Carso Global Telecom /2/                               185,497                258,402
 Philippine Long Distance
  Telephone /2/                                          27,143                606,087
 Telkom South Africa                                     16,705                213,893
                                                                             1,078,382

                                                        Shares
                                                         Held                   Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (1.22%)
                                                                           $
 Korea Tobacco & Ginseng                                 11,110                266,944
 Philip Morris                                              347                201,398
                                                                               468,342
TRANSPORT-MARINE (1.92%)
 China Shipping Development                             318,983                210,615
 Evergreen Marine                                       201,620                148,294
 Malaysia International Shipping                         61,442                195,644
 Wan Hai Lines                                          219,000                183,627
                                                                               738,180
WIRELESS EQUIPMENT (1.06%)
 Gemtek Technology                                      218,827                408,812
                             TOTAL COMMON STOCKS                            34,421,295

                                                        Shares
                                                         Held                   Value
----------------------------------------------------------------------------------------------
PREFERRED STOCKS (9.37%)
AIRLINES (0.55%)
 Gol Linhas Aereas Inteligentes
  /2/                                                    24,989                213,033
BREWERY (0.63%)
 Quilmes Industrial                                      15,936                243,343
DIVERSIFIED MINERALS (1.46%)
 Caemi Mineracao e Metalurgica
  /2/                                                 1,276,434                562,045
DIVERSIFIED OPERATIONS (1.20%)
 Investimentos Itau                                     403,091                460,408
ELECTRIC-INTEGRATED (0.79%)
 Cia Energetica de Minas Gerais                      16,582,807                304,151
FOOD-MEAT PRODUCTS (0.57%)
 Sadia                                                  150,000                217,514
REAL ESTATE OPERATOR & DEVELOPER (2.16%)
 Atlantic Gulf Communities                                7,650                831,937
STEEL PRODUCERS (0.56%)
 Usinas Siderurgicas de Minas
  Gerais                                                 15,011                215,139
STEEL-SPECIALTY (1.45%)
 Gerdau                                                  39,079                556,331
                          TOTAL PREFERRED STOCKS                             3,603,901


                                                        Maturity
                                                         Amount                 Value

--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.50%)
 Lehman Brothers; 1.33%; dated
  07/30/04 maturing 08/02/04
  (collateralized by FHLMC
  Strip; $607,620; 04/01/28) /5/                    $   578,750            $   578,686
                     TOTAL REPURCHASE AGREEMENTS                               578,686
                                                                           -----------

             TOTAL PORTFOLIO INVESTMENTS (100.31%)                          38,603,882

LIABILITIES, NET OF CASH, RECEIVABLES AND
  OTHER ASSETS (-0.31%)                                                       (119,643)
                        TOTAL NET ASSETS (100.00%)                         $38,484,239
                                                                          --------------

/1/ Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/2/ Non-income producing security.
/3/ Security or a portion of the security was on loan at the end of the period. /4/ Security exempt from registration under Rule 144A of the Securities Act of
  1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $346,941 or 0.90% of net assets.
/5/ Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 3,935,438
Unrealized Depreciation                       (1,539,345)
                                             -----------
Net Unrealized Appreciation (Depreciation)     2,396,093
Cost for federal income tax purposes         $36,207,789

                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Argentina                    545,460              1.41%
 Brazil                     3,896,797             10.09
 Chile                        346,941              0.90
 China                      1,712,419              4.44
 Czech Republic               369,141               .96
 Hong Kong                  1,182,130              3.06
 Hungary                      508,991              1.32
 India                      1,369,830              3.55
 Indonesia                  1,061,848              2.75
 Israel                       778,147              2.01
 Korea                      7,041,683             18.24
 Malaysia                   1,518,539              3.93
 Mexico                     2,805,459              7.27
 Peru                         204,934              0.53
 Philippines                  606,087              1.57
 Poland                       429,830              1.11
 Russia                     1,351,333              3.50
 South Africa               4,264,984             11.05
 Spain                        239,450              0.62
 Taiwan                     3,477,905              9.01
 Thailand                   1,666,241              4.32
 Turkey                       607,267              1.57
 United Kingdom             1,009,877              2.62
 United States              1,608,589              4.17
             TOTAL        $38,603,882            100.00%
                          -------------          ---------

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal International Emerging Markets Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------